WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.0%
	EQUITY - 64.3%
25,468	iShares Latin America 40 ETF	$ 724,055
53,623	iShares MSCI Australia ETF	1,323,416
103,097	iShares MSCI Canada ETF	3,900,160
15,648	iShares MSCI Emerging Markets ETF	667,231
61,041	iShares MSCI France ETF	2,093,706
74,812	iShares MSCI Germany ETF	2,044,612
10,175	iShares MSCI Italy ETF	293,345
56,641	iShares MSCI Japan ETF	3,262,522
18,578	iShares MSCI Netherlands ETF	733,645
2,649	iShares MSCI New Zealand ETF	128,079
14,869	iShares MSCI Spain ETF	390,311
34,185	iShares MSCI Sweden ETF	1,247,753
68,505	iShares MSCI Switzerland ETF	3,120,403
137,314	iShares MSCI United Kingdom ETF	4,554,705
58,512	SPDR S&P Emerging Asia Pacific ETF	6,122,111
94,214	Vanguard S&P 500 ETF	35,771,171
80,504	Vanguard Small-Cap ETF	15,695,865
		82,073,090
	FIXED INCOME - 23.7%
185,940	iShares 7-10 Year Treasury Bond ETF	19,211,321
219,545	Vanguard Total International Bond ETF	11,076,045
		30,287,366

	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,200,285)	112,360,456

WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	OPEN END FUND — 11.3%
	FIXED INCOME - 11.3%
477,511	Vanguard Total International Bond Index Fund, Institutional Class	$ 14,439,925

	TOTAL OPEN END FUND (Cost $15,989,344)	14,439,925

	TOTAL INVESTMENTS - 99.3% (Cost $101,189,629)	$ 126,800,381
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	880,619
	NET ASSETS - 100.0%	$ 127,681,000

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt